COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 626	$ 586	$ 569
Accruals for environmental matters deemed probable and reasonably estimable	443	261	213
Environmental liability payments	(175)	(221)	(196)
End of year	$ 894	$ 626	$ 586
Environmental Loss Contingency, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Loss Contingency, Classification of Accrual [Abstract]
Accrued liabilities	$ 180	$ 237
Other liabilities	714	389
Total environmental liabilities	$ 894	$ 626	$ 586
Environmental Loss Contingency, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Resideo indemnification and reimbursement agreement termination payment	$ 1,590	$ 0	0
Gain on Resideo indemnification and reimbursement agreement termination	$ 802	0	$ 0
Environmental Liabilities | Resideo
Loss Contingency, Classification of Accrual [Abstract]
Indemnification and reimbursement agreement, cash payment of environmental annual spending, percent	90.00%
Reimbursements from indemnification, receivable as a percentage of environmental costs incurred	90.00%
Reimbursement receivable indemnification and reimbursement agreement		202
Indemnity and reimbursement receivable recorded in other current assets		140
Indemnity and reimbursement receivable recorded in other assets		583
Indemnification and reimbursement agreement annual cap	$ 140
Indemnification and reimbursement agreement minimum amount	25
Reimbursements from indemnification and reimbursement agreement	105	$ 140
Resideo indemnification and reimbursement agreement termination payment	1,590
Gain on Resideo indemnification and reimbursement agreement termination	802
Other	$ 211